Segment information - Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 143,760,317	$ 136,477,480	$ 275,852,753	$ 65,179,515	$ 9,233,089
Non-current assets			41,535,087	32,975,407	12,396,325
Non-current assets	47,065,365		41,535,087
HONG KONG
Disclosure of geographical areas [line items]
Revenue	94,087,178	68,843,553	124,926,420	35,411,518	4,155,830
Non-current assets			10,993,322	3,419,570	2,219,826
Non-current assets	19,941,988		10,993,322
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenue	49,673,139	$ 67,633,927	150,926,333	29,767,997	5,077,259
Non-current assets			30,334,739	29,510,377	10,115,781
Non-current assets	26,809,087		30,334,739
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets			207,026	$ 45,460	$ 60,718
Non-current assets	$ 314,290		$ 207,026